Business Segment Information - Reconciliation of Contribution Profit (Loss) To Loss Before Tax (Details) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Fair value change of warrant liability	$ (55,125,000)		$ (55,125,000)
Social Finance, Inc.
Segment Reporting Information [Line Items]
Other total net revenue (loss)	(4,521,000)	$ 1,273,000		$ (22,834,000)	$ 3,631,000	$ 1,660,000
Servicing rights – change in valuation inputs or assumptions	(12,109,000)	7,059,000		(17,459,000)	8,487,000
Share-based compensation expense	(37,454,000)	(19,685,000)		(99,870,000)	(60,936,000)	(42,936,000)
Depreciation and amortization	(25,977,000)	(4,715,000)		(69,832,000)	(15,955,000)	(10,912,000)
Fair value change of warrant liability	(89,920,000)	(2,879,000)		(20,525,000)	2,834,000	0
Loss before income taxes	(176,465,000)	(106,310,000)		(328,521,000)	(239,599,000)	(253,357,000)
Social Finance, Inc. | Operating Segments
Segment Reporting Information [Line Items]
Reportable segments total contribution profit (loss)	67,852,000	(21,891,000)		163,522,000	(25,545,000)	(128,404,000)
Servicing rights – change in valuation inputs or assumptions	(12,109,000)	7,059,000		(17,459,000)	8,487,000	1,197,000
Residual interests classified as debt – change in valuation inputs or assumptions	(7,951,000)	(14,936,000)		(38,216,000)	(17,157,000)	27,481,000
Social Finance, Inc. | Segment Reconciling Items
Segment Reporting Information [Line Items]
Share-based compensation expense	(37,454,000)	(19,685,000)		(99,870,000)	(60,936,000)	(42,936,000)
Depreciation and amortization	(25,977,000)	(4,715,000)		(69,832,000)	(15,955,000)	(10,912,000)
Fair value change of warrant liability	(89,920,000)	(2,879,000)
Employee-related costs	(32,280,000)	(27,896,000)		(114,599,000)	(53,080,000)	(46,724,000)
Social Finance, Inc. | Corporate and Other Reconciling Items
Segment Reporting Information [Line Items]
Other corporate and unallocated expenses	$ (34,105,000)	$ (22,640,000)		$ (129,233,000)	$ (79,044,000)	$ (54,719,000)